SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Restructuring costs
Charges									$ 40.3	$ 56.4
Other items:
Charitable contribution to Avery Dennison Foundation		10.0							10.0
Indefinite-lived intangible asset impairment charge					7.0					7.0
Gain on sale of product line							(0.6)			(0.6)
Gain on sale of assets	(5.1)	(0.5)	(10.9)	(1.3)					(17.8)
Loss from debt extinguishment											0.7
Gain from curtailment of pension obligation		(1.6)							(1.6)
Legal settlement			2.5						2.5		(1.2)
Product line exits					1.8	2.1				3.9
Divestiture-related costs	1.1	1.1	0.3	0.7		0.7	1.6	0.4	3.2	2.7	8.2
Other expense, net	3.7	25.7	(0.3)	7.5	28.1	21.9	11.2	7.6	36.6	68.8	51.6
Severance and related costs
Restructuring costs
Charges	6.3	8.7	5.4	6.8	16.2	17.6	9.8	5.7	27.2	49.3	35.0
Asset impairment, charges and lease and other contract cancellation costs
Restructuring costs
Charges	$ 1.4	$ 8.0	$ 2.4	$ 1.3	$ 3.1	$ 1.5	$ 0.4	$ 1.5	$ 13.1	$ 6.5	$ 8.9